Income taxes - Change in net deferred taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets
Balance at beginning of period	$ 97,211	$ 79,222	$ 32,191
Recognized in profit or loss	758,264	17,685	49,075
Recognized in equity	30,846	381	(1,960)
Effects of change in foreign exchange rate	37,978	(77)	(84)
Balance at end of period	924,299	97,211	79,222
Deferred tax liabilities
Balance at beginning of period	(5,155)	(8,406)	(6,438)
Recognized in profit or loss	5,155	3,430	(2,180)
Recognized in equity	0	0	0
Effects of change in foreign exchange rate	0	(179)	212
Balance at end of period	$ 0	$ (5,155)	$ (8,406)